Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
The following table presents the supplemental cash flow disclosures (in thousands):

	Years Ended December 31,
	2017	2016	2015
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Reduction and assumption of debt through sale of certain real estate properties	$39,141	$7,208	$30,555
Financing provided in connection with disposition of assets	24,015	—	—
Net real estate and other collateral assets surrendered to lender	38,547	30,381	7,384
Reduction of debt in exchange for collateral assets	—	47,025	7,904
Real estate acquired in exchange for loans receivable	—	26,609	—
Reclass of residual value on expired deferred financing lease to operating asset	11,088	—	—
Accrued interest capitalized to principal (1)	3,839	4,332	6,035
Accrued performance share dividend rights	817	489	564
Distributions declared and unpaid	80,792	87,055	76,940
Supplemental Cash Flow Disclosures:
Cash paid for interest	$163,623	$182,105	$206,115
Cash paid for taxes	911	914	1,919
(1) Accrued and overdue interest on certain CMBS notes that have been intentionally placed in default.